Segment and Customer Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment and Customer Reporting
Large format batteries	$ 17,694	$ 17,053	$ 51,244	$ 42,514
Other	21	80	74	806
Total of Large format batteries	$ 17,715	$ 17,133	$ 51,318	$ 43,320